SCHEDULE OF SUBSIDIARY UNDERTAKINGS (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Net carrying value		$ 30,781,456	$ 13,104
GeneType Pty. Ltd. [member]
IfrsStatementLineItems [Line Items]
Incorporation details		September 5, 1990 Victoria, Australia	September 5, 1990 Victoria, Australia
Company interest (%)		100.00%	100.00%
Net carrying value
Genetic Technologies Corporation Pty. Ltd. [member]
IfrsStatementLineItems [Line Items]
Incorporation details		October 11, 1996 NSW, Australia	October 11, 1996 NSW, Australia
Company interest (%)		100.00%	100.00%
Net carrying value		$ 2	$ 2
Gene Ventures Pty. Ltd. [member]
IfrsStatementLineItems [Line Items]
Incorporation details	[1]	March 7, 2001 NSW, Australia	March 7, 2001 NSW, Australia
Company interest (%)	[1]	100.00%	100.00%
Net carrying value	[1]	$ 10	$ 10
GeneType Corporation [member]
IfrsStatementLineItems [Line Items]
Incorporation details		December 18, 1989 California, U.S.A.	December 18, 1989 California, U.S.A.
Company interest (%)		100.00%	100.00%
Net carrying value
Genetype Inc [Member]
IfrsStatementLineItems [Line Items]
Incorporation details	[2]	June 28, 2010 Delaware, U.S.A.	June 28, 2010 Delaware, U.S.A.
Company interest (%)	[2]	100.00%	100.00%
Net carrying value	[2]	$ 30,779,326	$ 11,006
Hainan Aocheng Gene Technology Co Ltd [Member]
IfrsStatementLineItems [Line Items]
Incorporation details		March 18, 2019 Hainan, China	March 18, 2019 Hainan, China
Company interest (%)		100.00%	100.00%
Net carrying value
Genetic Technologies HK Ltd [member]
IfrsStatementLineItems [Line Items]
Incorporation details		March 18, 2019 Hong Kong, China	March 18, 2019 Hong Kong, China
Company interest (%)		100.00%	100.00%
Net carrying value
Helix Genetics Limited [Member]
IfrsStatementLineItems [Line Items]
Incorporation details		July 7, 2021 Malta	July 7, 2021 Malta
Company interest (%)		100.00%	100.00%
Net carrying value		$ 1,928	$ 1,910
Genetype UK Limited [member]
IfrsStatementLineItems [Line Items]
Incorporation details		April 26, 2022 United Kingdom	April 26, 2022 United Kingdom
Company interest (%)		100.00%	100.00%
Net carrying value		$ 190	$ 176

[1]	On 26 April 2018, the name of RareCellect Pty Ltd (ACN 096 135 9847) was changed to Gene Ventures Pty Ltd (ACN 096 135 947)
[2]	On 3 April 2023, the name of Phenogen Sciences Inc. was changed to geneType Inc.